Revenue (Details) - Schedule of disaggregation of revenue from contracts with customers - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Primary geographical markets
Subscription Revenue	R 2,209,017	R 1,887,717	R 1,520,540
Hardware Sales	45,280	36,852	126,299
Installation Revenue	20,511	752	2,578
Miscellaneous Contract Fees	15,735	16,572	43,291
Total	2,290,543	1,941,893	1,692,708
Products transferred at a point in time [Member]
Primary geographical markets
Subscription Revenue
Hardware Sales	45,280	36,852	126,299
Installation Revenue	20,511	752	2,578
Miscellaneous Contract Fees	15,735	16,572	43,291
Total	81,526	54,176	172,168
Services transferred over time [Member]
Primary geographical markets
Subscription Revenue	2,209,017	1,887,717	1,520,540
Hardware Sales
Installation Revenue
Miscellaneous Contract Fees
Total	2,209,017	1,887,717	1,520,540
Total Revenue [Member]
Primary geographical markets
Subscription Revenue	2,209,017	1,887,717	1,520,540
Hardware Sales	45,280	36,852	126,299
Installation Revenue	20,511	752	2,578
Miscellaneous Contract Fees	15,735	16,572	43,291
Total	2,290,543	1,941,893	1,692,708
South Africa [Member]
Primary geographical markets
Subscription Revenue	1,621,636	1,383,980	1,116,829
Hardware Sales	34,318	17,429	84,351
Installation Revenue	11,405	356	1,721
Miscellaneous Contract Fees	14,569	15,700	42,845
Total	1,681,928	1,417,465	1,245,746
Africa-Other [Member]
Primary geographical markets
Subscription Revenue	93,752	106,977	97,605
Hardware Sales	6,772	8,343	17,459
Installation Revenue	5,366	170	356
Miscellaneous Contract Fees	5	484	217
Total	105,895	115,974	115,637
Europe [Member]
Primary geographical markets
Subscription Revenue	214,459	168,314	142,204
Hardware Sales	3,766	4,670	5,207
Installation Revenue	912	95	107
Miscellaneous Contract Fees	729	187	74
Total	219,866	173,266	147,592
Asia-Pacific, Middle East and USA [Member]
Primary geographical markets
Subscription Revenue	279,170	228,446	163,902
Hardware Sales	424	6,410	19,282
Installation Revenue	2,828	131	394
Miscellaneous Contract Fees	432	201	155
Total	R 282,854	R 235,188	R 183,733